Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	1 Months Ended		3 Months Ended			6 Months Ended			12 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Jun. 30, 2022		Jun. 30, 2021	Jun. 30, 2022		Jun. 30, 2021	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Variable Interest Entity [Line Items]
Consideration									$ 8,760		$ 0		$ 0
Gain on deconsolidation of subsidiary (Note 5)			$ 0		$ 0	$ 15,900		$ 0
Equity Method Investments			6,914	[1]		6,914	[1]		13,194	[1],[2]	28,924	[2]
Loss on equity method investments			(10,166)		$ (4,346)	(31,053)		$ (32,970)	(77,284)		$ (396)		$ (27,533)
Minimum purchase commitment in contract years									99,000
Series A Preferred Stock
Variable Interest Entity [Line Items]
Consideration		$ 19,500							$ 57,100
Share Sold		1,755,000
Ayana Bio Llc | Series A Preferred Stock
Variable Interest Entity [Line Items]
Consideration	$ 30,000
Share Sold	9,000,000
Ayana Bio Llc | License
Variable Interest Entity [Line Items]
Common units	9,000,000								9,000,000
Verb Biotics Llc
Variable Interest Entity [Line Items]
Equity Method Investments			15,900			15,900
Company to Provide Further Financial Support			0			0
Verb Biotics Llc | Maximum [Member]
Variable Interest Entity [Line Items]
Carrying value of equity method investment			0			0
Verb Biotics Llc | In Process Research and Development [Member]
Variable Interest Entity [Line Items]
Loss on equity method investments						15,900
Ginkgo
Variable Interest Entity [Line Items]
Gain on deconsolidation of subsidiary (Note 5)						$ 15,900
Cooksonia
Variable Interest Entity [Line Items]
Equity interest						70.00%			70.00%
Controls of Board of Directors						100.00%			100.00%
Minority Interest
Variable Interest Entity [Line Items]
Equity interest						30.00%			30.00%
Joyn | Convertible Promissory Notes [Member]
Variable Interest Entity [Line Items]
Financial support						$ 6,500
Joyn | Convertible Note Agreement [Member]
Variable Interest Entity [Line Items]
Minimum purchase commitment in contract years			$ 3,500			3,500
Unpaid principal balance plus accrued interest						$ 3,500

[1]	Equity method investments in Platform Ventures with a carrying value of zero as of June 30, 2022 and December 31, 2021 were excluded from the table.
[2]	Equity method investments in Platform Ventures with a carrying value of zero as of December 31, 2021 and 2020 were excluded from the table above.